Financial Assets and Liabilities - Additional Information (Detail)					9 Months Ended	12 Months Ended
	Mar. 24, 2021 PHP (₱)	Mar. 24, 2021 USD ($)	Aug. 02, 2016	Aug. 05, 2014	Sep. 30, 2019 PHP (₱)	Dec. 31, 2020 PHP (₱) USD ($)	Dec. 31, 2019 PHP (₱) USD ($)	Dec. 31, 2018 PHP (₱)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2017 PHP (₱)
Disclosure Of Financial Liabilities [Line Items]
Financial instruments subject to enforceable master netting arrangement						₱ 0	₱ 0
Transfers into of Level 3 of fair value hierarchy, investment properties						0	0
Transfers out of Level 3 of fair value hierarchy, investment properties						0	0
Financial liabilities fair value transfer into Level 3						0	0
Financial liabilities fair value transfer out of Level 3						0	0
Transfer of financial assets fair value from Level 1 to Level 2						0	0
Transfer of financial assets fair value from Level 2 to Level 1						0	0
Transfer of financial liabilities fair value from Level 1 to Level 2						0	0
Transfer of financial liabilities fair value from Level 2 to Level 1						0	0
Cash and cash equivalents						40,237,000,000	24,369,000,000	₱ 51,654,000,000			₱ 32,905,000,000
Short-term investments						₱ 989,000,000	314,000,000
Exchange rate						1.00
Increase in consolidated foreign currency-denominated financial liabilities						₱ 853,000,000
Net foreign exchange gains					₱ 424,000,000	₱ 1,488,000,000
Net foreign exchange loss								771,000,000
Percentage of decrease or decrease in value of currency						1.00%
Foreign exchange gain (loss ) after tax						₱ 870,000,000
Net foreign exchange gain /loss on equity instrument						909,000,000
Decrease in consolidated variable rate debt						33,077,000,000	35,098,000,000
Foreign exchange gains (losses) – net (Note 28)						₱ 1,488,000,000	₱ 424,000,000	₱ (771,000,000)
Decrease in dividend payout			60.00%
Bottom of range [member]
Disclosure Of Financial Liabilities [Line Items]
Dividend Pay Out Rate				70.00%
Top of range [member]
Disclosure Of Financial Liabilities [Line Items]
Dividend Pay Out Rate				75.00%
Floating interest rate [member]
Disclosure Of Financial Liabilities [Line Items]
Percentage of consolidated debts with variable rates						15.00%	18.00%		15.00%	18.00%
Fixed interest rate [member]
Disclosure Of Financial Liabilities [Line Items]
Percentage of consolidated debts with fixed rate						86.00%	88.00%		86.00%	88.00%
Foreign currency exchange risk [Member]
Disclosure Of Financial Liabilities [Line Items]
Exchange rate						1.00	1.00
Percentage of consolidated debts						18.00%	9.00%
Increase in consolidated foreign currency-denominated debt						₱ 40,872,000,000	₱ 17,029,000,000
Percentage of consolidated debts unhedged						13.00%	8.00%		13.00%	8.00%
Percentage of consolidated debts unhedged net of cash allocated for debt						5.00%	8.00%		5.00%	8.00%
Percentage of consolidated revenues denominated in U.S. dollars						16.00%	15.00%		16.00%	15.00%
Percentage of consolidated expenses denominated in U.S. dollars						12.00%	11.00%		12.00%	11.00%
Increase in value of currency						5.47%
Long-term Currency Swap Contracts and Foreign Currency Options [Member] | Foreign currency exchange risk [Member]
Disclosure Of Financial Liabilities [Line Items]
Aggregate notional amount | $									$ 224,000,000	$ 36,000,000
Interest rate swap contract [member]
Disclosure Of Financial Liabilities [Line Items]
Aggregate notional amount | $									$ 40,000,000	$ 233,000,000
Events after Reporting Period [Member]
Disclosure Of Financial Liabilities [Line Items]
Exchange rate	48.68	1.00
Other obligations [Member]
Disclosure Of Financial Liabilities [Line Items]
Various Trade And Other Obligations						₱ 169,808,000,000	₱ 153,255,000,000
Foreign currency exchange risk [Member]
Disclosure Of Financial Liabilities [Line Items]
Borrowings, interest rate basis						5
Percentage of exchange rate weaken/strengthen						15.00%
Foreign currency exchange risk [Member] | U.S. Dollars [Member]
Disclosure Of Financial Liabilities [Line Items]
Borrowings, interest rate basis						5
Increase decrease in profit after tax						₱ 1,000,000
Foreign exchange gains (losses) – net (Note 28)						₱ 6,000,000
Foreign currency exchange risk [Member] | Philippine Peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Borrowings, interest rate basis						15
Increase decrease in profit after tax						₱ 1,900,000
Foreign exchange gains (losses) – net (Note 28)						₱ 34,000,000